Filed pursuant to Rule 497(e)
under the Securities Act of 1933, as amended
File Nos. 33-65632
SCHRODER CAPITAL FUNDS (DELAWARE)
SCHRODER SERIES TRUST
Supplement Dated September 10, 2008
to the Investor Shares Prospectus dated March 1, 2008 (as revised March 7, 2008)
New Expense Limitations for Schroder Emerging Market Equity,
Schroder International Alpha, Schroder International Diversified Value
and Schroder U.S. Small and Mid Cap Opportunities Funds
With this supplement, the Investor Shares Prospectus (the “Prospectus”) is being updated for Schroder Emerging Market Equity Fund, Schroder International Alpha Fund, Schroder International Diversified Value Fund, and Schroder U.S. Small and Mid Cap Opportunities Fund (each, a “Fund”, and together “Funds”) to reflect new expense limitations on the Total Annual Fund Operating Expenses of each Fund.
Effective as of October 1, 2008, the information relating to the Funds contained in the table and related footnotes under “Fees and Expenses — Annual Fund Operating Expenses” in the Prospectus is hereby restated in its entirety as noted below. Corresponding changes are made to the “Management of the Funds — Expense Limitations and Waivers” to reflect that, in order to limit the expenses of the Investor Shares of certain Funds, the Funds’ adviser has contractually agreed from October 1, 2008 through February 28, 2010 to pay or reimburse the applicable Fund for other Fund expenses to the extent that the Total Annual Fund Operating Expenses of a Fund (other than Acquired Fund Fees and Expenses, interest, taxes, and extraordinary expenses, which may include typically non-recurring expenses such as, for example, organizational expenses, litigation expenses, and shareholder meeting expenses) allocable to each Fund’s Investor Shares exceed the following annual rates (based on the average daily net assets attributable to each Fund’s Investor Shares): Schroder Emerging Market Equity Fund: 1.25%; Schroder International Alpha Fund: 1.15%; Schroder International Diversified Value Fund: 1.15%; and Schroder U.S. Small and Mid Cap Opportunities Fund: 1.05%.

							Schroder
	Schroder			Schroder		Schroder U.S.	Total
	Emerging		Schroder	North		Small and	Return		Schroder
	Market	Schroder	International	American	Schroder U.S.	Mid Cap	Fixed	Schroder	Short-Term
	Equity	International	Diversified	Equity	Opportunities	Opportunities	Income	Municipal	Municipal
	Fund	Alpha Fund	Value Fund	Fund	Fund	Fund	Fund	Bond Fund	Bond Fund
Management Fees(1)	1.00%	0.975%	1.00%	0.25%	1.00%	1.00%	0.25%	0.40%	0.40%
Distribution (12b-1) Fees	None	None	None	None	None	None	None	None	None
Other Expenses(2)	1.68%	0.565%	2.85%	0.08%	0.25%	2.13%	0.71%	0.23%	0.27%
Acquired Fund Fees and Expenses(3)	None	None	None	None	0.05%	None	None	0.01%	0.01%
Total Annual Fund Operating Expenses	2.68%	1.54%	3.85%	0.33%	1.30%	3.13%	0.96%	0.64%	0.68%
Less: Fee Waiver and Expense Limitation(3)(4)	(1.43)%	(0.39)%	(2.70)%	None	None	(2.08)%	(0.56)%	(0.08)%	(0.12)%
Net Expenses(4)(5)	1.25%	1.15%	1.15%	0.33%	1.30%	1.05%	0.40%	0.56%	0.56%

(1)	Management Fees for each Fund include all fees payable to the Fund’s adviser and its affiliates for investment advisory and fund administration services. The Fund also pays administrative or sub-administrative fees directly to SEI Investments Global Fund Services, and those fees are included under “Other Expenses.”

(2)	In addition to direct expenses incurred by the Fund, “Other Expenses” may include certain de minimis indirect acquired fund expenses that do not exceed 0.01% of the average net assets of the Fund and therefore are not included under “Acquired Fund Fees and Expenses.” As indirect expenses of the Fund, they are not subject to the expense limitation of the Fund.

(3)	“Acquired Fund Fees and Expenses” are indirectly borne by the Fund and these fees and expenses are not subject to the expense limitation of the Fund.

(4)	The “Net Expenses” shown for certain Funds reflect the effect of contractually imposed fee waivers and/or expense limitations on the Total Annual Fund Operating Expenses of each such Fund.

In order to limit the expenses of the Investor Shares of certain Funds, the Funds’ adviser has contractually agreed through February 28, 2009 for Schroder U.S. Opportunities Fund, Schroder Total Return Fixed Income Fund, Schroder Municipal Bond Fund and Schroder Short-Term Municipal Bond Fund and through February 28, 2010 for Schroder Emerging Market Equity Fund, Schroder International Alpha Fund, Schroder International Diversified Value Fund and Schroder U.S. Small and Mid Cap Opportunities Fund to pay or reimburse the applicable Fund for other Fund expenses to the extent that the Total Annual Fund Operating Expenses of a Fund (other than Acquired Fund Fees and Expenses, interest, taxes, and extraordinary expenses, which may include typically non-recurring expenses such as, for example, organizational expenses, litigation expenses, and shareholder meeting expenses) allocable to the Fund’s Investor Shares exceed the following annual rates (based on the average daily net assets attributable to each Fund’s Investor Shares): Schroder Emerging Market Equity Fund: 1.25%; Schroder International Alpha Fund: 1.15%; Schroder International Diversified Value Fund: 1.15%; Schroder U.S. Opportunities Fund: 1.70%; Schroder U.S. Small and Mid Cap Opportunities Fund: 1.05%; Schroder Total Return Fixed Income Fund: 0.40%; Schroder Municipal Bond Fund: 0.55%; and Schroder Short-Term Municipal Bond Fund: 0.55%. The fee waiver and/or expense limitations for the Funds may only be terminated during their term by the Board of Trustees.

Net Expenses of the Funds’ Investor Shares may be higher than the Net Expenses shown in the table above to the extent the Fund has interest, taxes, or extraordinary expenses. In the last fiscal year, those Funds with fee waivers and/or expense limitations in effect had no such expenses, and these Funds do not expect to incur such expenses in the next fiscal year.

(5)	The “Net Expenses” shown in the table include any expenses incurred indirectly by the Fund as a result of its investments in one or more funds, including ETFs, as applicable. The Net Expenses shown may be higher than the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section, which reflects the operating expenses of the Fund and does not include indirect Other Expenses or Acquired Fund Fees and Expenses. If only the operating expenses of the Fund were included in Net Expenses, and not the indirect expenses incurred by the Fund, the Net Expenses would be: Schroder U.S. Opportunities Fund: 1.25%; Schroder Municipal Bond Fund: 0.55%; and Schroder Short-Term Municipal Bond Fund: 0.55%.
Effective as of October 1, 2008, the information relating to the Funds contained in the table and related footnotes under “Fees and Expenses — Example” in the Prospectus is hereby restated as noted below.

	1 Year	3 Years	5 Years	10 Years
Schroder Emerging Market Equity Fund	$157	$724	$1,318	$2,928
Schroder International Alpha Fund	$123	$454	$808	$1,806
Schroder International Diversified Value Fund	$123	$932	$1,759	$3,911
Schroder U.S. Small and Mid Cap Opportunities Fund	$127	$789	$1,476	$3,308
Portfolio Manager Changes for Schroder Taxable Fixed Income Funds
With this supplement, the Prospectus is being updated for the Schroder Total Return Fixed Income Fund (the “Fund”), with respect to the Portfolio Managers of the Fund, to note the appointment of Mr. Wesley A. Sparks as Head of US Taxable Fixed Income of Schroders and the departure of Mr. Steven S. Lear, who left Schroders to pursue other opportunities. The paragraph preceding the table under “Management of the Funds — Portfolio Management” in the Prospectus is revised to reflect that there is no “Lead Portfolio Manager” for the Fund and the portfolio managers listed for the Fund share primary responsibility for making investment decisions.
Effective as of September 10, 2008, the information relating to the Fund contained in the table under “Management of the Funds — Portfolio Management” in the Prospectus is hereby restated in its entirety as noted below.

				RECENT
				PROFESSIONAL
FUND	NAME	TITLE	SINCE	EXPERIENCE
Schroder Total Return Fixed Income Fund	Wesley A. Sparks, CFA	Portfolio Manager	Inception (December 2004)	Mr. Sparks is Head of US Taxable Fixed Income of Schroders. He has been an employee of Schroders since December 2000. Formerly, portfolio manager at Aeltus Investment Management.

Schroder Total Return Fixed Income Fund	David Harris	Portfolio Manager	Inception (December 2004)	Mr. Harris is Fund Manager, US Fixed Income of Schroders. He has been an employee of Schroders since November 1992.

Schroder Total Return Fixed Income Fund	Gregg T. Moore, CFA	Portfolio Manager	Inception (December 2004)	Mr. Moore is Fund Manager, Fixed Income of Schroders and has been an employee of Schroders since June 2001. Formerly, quantitative analyst at Aeltus Investment Management.

Schroder Total Return Fixed Income Fund	Ed Fitzpatrick	Portfolio Manager	2006	Mr. Fitzpatrick is Fund Manager, Fixed Income of Schroders and has been an employee of Schroders since 2006. Formerly, a Vice President of Pershing LLC from 1999 to 2006.

Schroder Total Return Fixed Income Fund	Tony Hui	Portfolio Manager	2007	Mr. Hui is Fund Manager, Fixed Income of Schroders. Formerly, a Trader at UBS from 2002 to 2007. He has been an employee of Schroders since 2007.
Note also that Robert Michele, Global Head of Fixed Income, and Lisa Coleman, Global Head of Credit Strategies, each named as portfolio manager for Schroder Strategic Bond Fund, a fund we expect to liquidate on or about September 30, 2008, have left Schroders to pursue other opportunities. The disclosure under “Management of the Funds — Portfolio Management” in the Prospectus is hereby revised to remove them from the table.

Filed pursuant to Rule 497(e)
under the Securities Act of 1933, as amended
File Nos. 33-65632
SCHRODER CAPITAL FUNDS (DELAWARE)
SCHRODER SERIES TRUST
Supplement Dated September 10, 2008
to the Advisor Shares Prospectus dated March 1, 2008 (as revised March 7, 2008)
New Expense Limitations for Schroder Emerging Market Equity,
Schroder International Alpha, Schroder International Diversified Value
and Schroder U.S. Small and Mid Cap Opportunities Funds
With this supplement, the Advisor Shares Prospectus (the “Prospectus”) is being updated for Schroder Emerging Market Equity Fund, Schroder International Alpha Fund, Schroder International Diversified Value Fund, and Schroder U.S. Small and Mid Cap Opportunities Fund (each, a “Fund”, and together “Funds”) to reflect new expense limitations on the Total Annual Fund Operating Expenses of each Fund.
Effective as of October 1, 2008, the information relating to the Funds contained in the table and related footnotes under “Fees and Expenses — Annual Fund Operating Expenses” in the Prospectus is hereby restated in its entirety as noted below. Corresponding changes are made to the “Management of the Funds — Expense Limitations and Waivers” to reflect that, in order to limit the expenses of the Advisor Shares of certain Funds, the Funds’ adviser has contractually agreed from October 1, 2008 through February 28, 2010 to pay or reimburse the applicable Fund for other Fund expenses to the extent that the Total Annual Fund Operating Expenses of a Fund (other than Acquired Fund Fees and Expenses, interest, taxes, and extraordinary expenses, which may include typically non-recurring expenses such as, for example, organizational expenses, litigation expenses, and shareholder meeting expenses) allocable to each Fund’s Advisor Shares exceed the following annual rates (based on the average daily net assets attributable to each Fund’s Advisor Shares): Schroder Emerging Market Equity Fund: 1.50%; Schroder International Alpha Fund: 1.40%; Schroder International Diversified Value Fund: 1.40%; and Schroder U.S. Small and Mid Cap Opportunities Fund: 1.30%.

							Schroder
	Schroder			Schroder		Schroder U.S.	Total
	Emerging		Schroder	North		Small and	Return		Schroder
	Market	Schroder	International	American	Schroder U.S.	Mid Cap	Fixed	Schroder	Short-Term
	Equity	International	Diversified	Equity	Opportunities	Opportunities	Income	Municipal	Municipal
	Fund	Alpha Fund	Value Fund	Fund	Fund	Fund	Fund	Bond Fund	Bond Fund
Management Fees(1)	1.00%	0.975%	1.00%	0.25%	1.00%	1.00%	0.25%	0.40%	0.40%
Distribution (12b-1) Fees	0.25%	0.250%	0.25%	0.35%	0.25%	0.25%	0.25%	0.25%	0.25%
Other Expenses (2)	1.70%	0.545%	2.87%	0.08%	0.25%	2.12%	0.98%	0.23%	0.27%
Acquired Fund Fees and Expenses(3)	None	None	None	None	0.05%	None	None	0.01%	0.01%
Total Annual Fund Operating Expenses	2.95%	1.77%	4.12%	0.68%	1.55%	3.37%	1.48%	0.89%	0.93%
Less: Fee Waiver and Expense Limitation(3)(4)	(1.45)%	(0.37)%	(2.72)%	None	None	(2.07)%	(0.83)%	(0.08)%	(0.12)%
Net Expenses(4)(5)	1.50%	1.40%	1.40%	0.68%	1.55%	1.30%	0.65%	0.81%	0.81%

(1)	Management Fees for each Fund include all fees payable to the Fund’s adviser and its affiliates for investment advisory and fund administration services. The Fund also pays administrative or sub-administrative fees directly to SEI Investments Global Fund Services, and those fees are included under “Other Expenses.”

(2)	In addition to direct expenses incurred by the Fund, “Other Expenses” may include certain de minimis indirect acquired fund expenses that do not exceed 0.01% of the average net assets of the Fund and therefore are not included under “Acquired Fund Fees and Expenses.” As indirect expenses of the Fund, they are not subject to the expense limitation of the Fund.

(3)	“Acquired Fund Fees and Expenses” are indirectly borne by the Fund and these fees and expenses are not subject to the expense limitation of the Fund.

(4)	The “Net Expenses” shown for certain Funds reflect the effect of contractually imposed fee waivers and/or expense limitations on the Total Annual Fund Operating Expenses of each such Fund.

In order to limit the expenses of the Advisor Shares of certain Funds, the Funds’ adviser has contractually agreed through February 28, 2009 for Schroder U.S. Opportunities Fund, Schroder Total Return Fixed Income Fund, Schroder Municipal Bond Fund and Schroder Short-Term Municipal Bond Fund and through February 28, 2010 for Schroder Emerging Market Equity Fund, Schroder International Alpha Fund, Schroder International Diversified Value Fund and Schroder U.S. Small and Mid Cap Opportunities Fund to pay or reimburse the applicable Fund for other Fund expenses to the extent that the Total Annual Fund Operating Expenses of a Fund (other than Acquired Fund Fees and Expenses, interest, taxes, and extraordinary expenses, which may include typically non-recurring expenses such as, for example, organizational expenses, litigation expenses, and shareholder meeting expenses) allocable to the Fund’s Advisor Shares exceed the following annual rates (based on the average daily net assets attributable to each Fund’s Advisor Shares): Schroder Emerging Market Equity Fund: 1.50%; Schroder International Alpha Fund: 1.40%; Schroder International Diversified Value Fund: 1.40%; Schroder U.S. Opportunities Fund: 1.95%; Schroder U.S. Small and Mid Cap Opportunities Fund: 1.30%; Schroder Total Return Fixed Income Fund: 0.65%; Schroder Municipal Bond Fund: 0.80%; and Schroder Short-Term Municipal Bond Fund: 0.80%. The fee waiver and/or expense limitations for the Funds may only be terminated during their term by the Board of Trustees.

Net Expenses of the Funds’ Advisor Shares may be higher than the Net Expenses shown in the table above to the extent the Fund has interest, taxes, or extraordinary expenses. In the last fiscal year, those Funds with fee waivers and/or expense limitations in effect had no such expenses, and these Funds do not expect to incur such expenses in the next fiscal year.

(5)	The “Net Expenses” shown in the table include any expenses incurred indirectly by the Fund as a result of its investments in one or more funds, including ETFs, as applicable. The Net Expenses shown may be higher than the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section, which reflects the operating expenses of the Fund and does not include indirect Other Expenses or Acquired Fund Fees and Expenses. If only the operating expenses of the Fund were included in Net Expenses, and not the indirect expenses incurred by the Fund, the Net Expenses would be: Schroder U.S. Opportunities Fund: 1.50%; Schroder Municipal Bond Fund: 0.80%; and Schroder Short-Term Municipal Bond Fund: 0.80%.
Effective as of October 1, 2008, the information relating to the Funds contained in the table and related footnotes under “Fees and Expenses — Example” in the Prospectus is hereby restated as noted below.

	1 Year	3 Years	5 Years	10 Years
Schroder Emerging Market Equity Fund	$182	$803	$1,451	$3,188
Schroder International Alpha Fund	$149	$527	$930	$2,058
Schroder International Diversified Value Fund	$149	$1,009	$1,885	$4,143
Schroder U.S. Small and Mid Cap Opportunities Fund	$153	$862	$1,594	$3,532
Portfolio Manager Changes for Schroder Taxable Fixed Income Funds
With this supplement, the Prospectus is being updated for the Schroder Total Return Fixed Income Fund (the “Fund”), with respect to the Portfolio Managers of the Fund, to note the appointment of Mr. Wesley A. Sparks as Head of US Taxable Fixed Income of Schroders and the departure of Mr. Steven S. Lear, who left Schroders to pursue other opportunities. The paragraph preceding the table under “Management of the Funds — Portfolio Management” in the Prospectus is revised to reflect that there is no “Lead Portfolio Manager” for the Fund and the portfolio managers listed for the Fund share primary responsibility for making investment decisions.
Effective as of September 10, 2008, the information relating to the Fund contained in the table under “Management of the Funds — Portfolio Management” in the Prospectus is hereby restated in its entirety as noted below.

				RECENT
				PROFESSIONAL
FUND	NAME	TITLE	SINCE	EXPERIENCE
Schroder Total Return Fixed Income Fund	Wesley A. Sparks, CFA	Portfolio Manager	Inception (December 2004)	Mr. Sparks is Head of US Taxable Fixed Income of Schroders. He has been an employee of Schroders since December 2000. Formerly, portfolio manager at Aeltus Investment Management.

Schroder Total Return Fixed Income Fund	David Harris	Portfolio Manager	Inception (December 2004)	Mr. Harris is Fund Manager, US Fixed Income of Schroders. He has been an employee of Schroders since November 1992.

Schroder Total Return Fixed Income Fund	Gregg T. Moore, CFA	Portfolio Manager	Inception (December 2004)	Mr. Moore is Fund Manager, Fixed Income of Schroders and has been an employee of Schroders since June 2001. Formerly, quantitative analyst at Aeltus Investment Management.

Schroder Total Return Fixed Income Fund	Ed Fitzpatrick	Portfolio Manager	2006	Mr. Fitzpatrick is Fund Manager, Fixed Income of Schroders. and has been an employee of Schroders since 2006. Formerly, a Vice President of Pershing LLC from 1999 to 2006.

Schroder Total Return Fixed Income Fund	Tony Hui	Portfolio Manager	2007	Mr. Hui is Fund Manager, Fixed Income of Schroders. Formerly, a Trader at UBS from 2002 to 2007. He has been an employee of Schroders since 2007.
Note also that Robert Michele, Global Head of Fixed Income, and Lisa Coleman, Global Head of Credit Strategies, each named as portfolio manager for Schroder Strategic Bond Fund, a fund we expect to liquidate on or about September 30, 2008, have left Schroders to pursue other opportunities. The disclosure under “Management of the Funds — Portfolio Management” in the Prospectus is hereby revised to remove them from the table.